EQUITY	6 Months Ended
Jun. 30, 2020
Equity [abstract]
EQUITY

EQUITY
Common Equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2020 AND DEC. 31, 2019 (MILLIONS)	2020	2019
Common shares	$7,345	$7,305
Contributed surplus	267	286
Retained earnings	14,723	16,026
Ownership changes	1,178	1,010
Accumulated other comprehensive income	4,412	6,241
Common equity	$27,925	$30,868

The company is authorized to issue an unlimited number of Class A Limited Voting Shares ("Class A Shares") and 85,120 Class B Limited Voting Shares ("Class B Shares"). The company’s Class A shares and Class B shares have no stated par value. The holders of Class A shares and Class B shares rank on par with each other with respect to the payment of dividends and the return of capital on the liquidation, dissolution or winding up of the company or any other distribution of the assets of the company among its shareholders for the purpose of winding up its affairs. Holders of the Class A shares are entitled to elect half of the Board of Directors of the company and holders of the Class B shares are entitled to elect the other half of the Board of Directors. With respect to the Class A and Class B shares, there are no dilutive factors, material or otherwise, that would result in different diluted earnings per share between the classes. This relationship holds true irrespective of the number of dilutive instruments issued in either one of the respective classes of Class A and Class B shares, as both classes of shares participate equally, on a pro rata basis, in the dividends, earnings and net assets of the company, whether taken before or after dilutive instruments, regardless of which class of shares is diluted.
On April 1, 2020, the company completed a three-for-two stock split of the company’s outstanding Class A shares. All share count and per-share disclosure are presented a post-split basis.
The holders of the company’s Class A shares and Class B shares received cash dividends during the second quarter of 2020 of $0.12 per share (2019 – $0.11 per share).
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT JUN. 30, 2020 AND DEC. 31, 2019	2020	2019[1]
Class A shares[2]	1,511,444,429	1,509,208,521
Class B shares	85,120	85,120
Shares outstanding[2]	1,511,529,549	1,509,293,641
Unexercised options and other share-based plans[3]	60,336,551	70,018,161
Total diluted shares	1,571,866,100	1,579,311,802

1.	Adjusted to reflect the three-for-two stock split effective on April 1, 2020.

2.	Net of 61,032,215 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2020 (December 31, 2019 – 63,417,346).

3.	Includes management share option plan and escrowed stock plan.
The authorized common share capital consists of an unlimited number of Class A shares and 85,120 Class B shares. Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2020[1]	2019[1]	2020[1]	2019[1]
Outstanding, beginning of period[2]	1,513,055,374	1,432,967,575	1,509,293,641	1,432,714,261
Issued (repurchased)
Repurchases	(2,618,685)	(1,765,020)	(5,513,309)	(3,214,212)
Long-term share ownership plans[3]	1,034,483	2,541,521	7,622,148	4,180,865
Dividend reinvestment plan and others	58,377	53,718	127,069	116,880
Outstanding, end of period[4]	1,511,529,549	1,433,797,794	1,511,529,549	1,433,797,794

1.	Adjusted to reflect the three-for-two stock split effective on April 1, 2020.

2.
Net of 58,434,060 Class A shares held by the company in respect of long-term compensation agreements as at March 31, 2020 (March 31, 2019 – 56,644,846) and 63,417,346 as at December 31, 2019 (December 31, 2018 – 56,307,796).

3.	Includes management share option plan and restricted stock plan.

4.	Net of 61,032,215 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2020 (June 30, 2019 – 58,393,135).
Earnings Per Share
The components of basic and diluted earnings per share are summarized in the following table:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2020	2019	2020	2019
Net (loss) income attributable to shareholders	$(656)	$399	$(949)	$1,014
Preferred share dividends	(36)	(38)	(71)	(75)
Dilutive effect of conversion of subsidiary preferred shares	49	(5)	68	(18)
Net (loss) income available to shareholders	$(643)	$356	$(952)	$921

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2020[1]	2019[1]	2020[1]	2019[1]
Weighted average – Class A and Class B shares	1,512.1	1,433.3	1,511.7	1,433.2
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	—	34.1	—	31.8
Class A and Class B shares and share equivalents	1,512.1	1,467.4	1,511.7	1,465.0

1.	Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
Share-Based Compensation
The company and its consolidated subsidiaries account for stock options using the fair value method. Under the fair value method, compensation expense for stock options that are direct awards of stock is measured at fair value at the grant date using an option pricing model and recognized over the vesting period. Options issued under the company’s Management Share Option Plan (“MSOP”) vest over a period of up to five years, expire 10 years after the grant date, and are settled through issuance of Class A shares. The exercise price is equal to the market price at the grant date. During the three months ended June 30, 2020, the company did not grant any stock options. During the six months ended June 30, 2020, the company granted 3.3 million stock options at a weighted average exercise price of $45.21. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5-year term, 17.0% volatility, a weighted average expected dividend yield of 1.5% annually, a risk-free rate of 1.4% and a liquidity discount of 25%.
The company previously established an Escrowed Stock Plan whereby a private company is capitalized with preferred shares issued to Brookfield for cash proceeds and common shares (the “escrowed shares”) that are granted to executives. The proceeds are used to purchase Class A shares and therefore the escrowed shares represent an interest in the underlying Class A shares. The escrowed shares generally vest over five years and must be held to the fifth anniversary of the grant date. At a date no more than 10 years from the grant date, all escrowed shares held will be exchanged for a number of Class A shares issued from treasury of the company, based on the market value of Class A shares at the time of exchange. During the three months ended June 30, 2020, the company did not grant any escrowed shares. During the six months ended June 30, 2019, the company granted 3.8 million escrowed shares at a weighted average price $45.21. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5-year term, 17.0% volatility, a weighted average expected dividend yield of 1.5% annually, a risk-free rate of 1.4% and a liquidity discount of 25%.